Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Of Cash Flows [Abstract]
Income for the period		$ 23,906		$ 13,435		$ 4,777
Adjustment for:
Current tax		10,475		6,591		2,731
Interest expense (net)		2,878		3,365		2,752
Depreciation, depletion and amortisation		22,135		26,223		24,993
Exploration well write-offs [A]	[1]	449		897		834
Net gains on sale and revaluation of non-current assets and businesses		(3,265)		(1,640)		(2,141)
Share of profit of joint ventures and associates		(4,106)		(4,225)		(3,545)
Dividends received from joint ventures and associates		4,903		4,998		3,820
Decrease/(increase) in inventories		2,823		(2,079)		(5,658)
Decrease/(increase) in current receivables [A]	[1]	1,955		(2,577)		(4,127)
(Decrease)/increase in current payables [A]	[1]	(1,336)		2,406		1,359
Derivative financial instruments [A]	[1]	799		(1,039)		1,461
Deferred tax, retirement benefits, decommissioning and other provisions [A]	[1]	219		(4,300)		(1,588)
Other [A]	[1]	921		(98)		(619)
Tax paid		(9,671)		(6,307)		(4,434)
Cash flow from operating activities		53,085		35,650		20,615
Capital expenditure		(23,011)		(20,845)		(22,116)
Acquisition of BG Group plc, net of cash and cash equivalents acquired						(11,421)
Investments in joint ventures and associates		(880)		(595)		(1,330)
Proceeds from sale of property, plant and equipment and businesses		4,366		8,808		2,072
Proceeds from sale of joint ventures and associates		1,594		2,177		1,565
Interest received		823		724		470
Other		3,449	[2]	1,702	[3]	(203)
Cash flow from investing activities		(13,659)		(8,029)		(30,963)
Net decrease in debt with maturity period within three months		(396)		(869)		(360)
Other debt:
New borrowings		3,977		760		18,144
Repayments		(11,912)		(11,720)		(6,710)
Interest paid		(3,574)		(3,550)		(2,938)
Change in non-controlling interest		678		293		1,110
Cash dividends paid to:
Royal Dutch Shell plc shareholders		(15,675)		(10,877)		(9,677)
Non-controlling interest		(584)		(406)		(180)
Repurchases of shares		(3,947)
Shares held in trust: net purchases and dividends received		(1,115)		(717)		(160)
Cash flow from financing activities		(32,548)		(27,086)		(771)
Currency translation differences relating to cash and cash equivalents		(449)		647		(1,503)
Increase/(decrease) in cash and cash equivalents		6,429		1,182		(12,622)
Cash and cash equivalents at beginning of year		20,312		19,130		31,752
Cash and cash equivalents at end of year		$ 26,741		$ 20,312		$ 19,130

[1]	With effect from 2018 Exploration well write-offs, previously presented under Other and changes in current and non-current Derivative financial instruments previously presented under Decrease/increases in current receivables and payables and Other are shown separately. Prior years comparatives within Cash flow from operating activities have been revised to conform with the current year presentation. Overall, the revisions do not have an impact on the previously published cash flow from operating activities.
[2]	Includes $3,307 million from the sale of shares in Canadian Natural Resources Limited, which were received in connection with the oil sands divestment.
[3]	Includes $2,635 million from the sale of Shell’s interest in Woodside Petroleum Limited.